Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE NEW YORK 10036-6522 ——— TEL: (212) 735-3000 FAX: (212) 735-2000 www.skadden.com	FIRM/AFFILIATE OFFICES ——— BOSTON CHICAGO HOUSTON LOS ANGELES PALO ALTO
DIRECT DIAL (212) 735-4112 DIRECT FAX (917) 777-4112 EMAIL ADDRESS RICHARD.AFTANAS@SKADDEN.COM	SAN FRANCISCO WASHINGTON, D.C. WILMINGTON ——— BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW MUNICH PARIS SÃO PAULO SHANGHAI SINGAPORE SYDNEY TOKYO TORONTO VIENNA
February 7, 2011
BY HAND AND BY EDGAR
Mr. Mark Webb
Legal Branch Chief
Division of Corporation Finance
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	EverBank Financial Corp Amendment No. 2 to Registration Statement on Form S-1 Filed January 10, 2011 File No. 333-169824
Dear Mr. Webb:
     On behalf of EverBank Financial Corp, a Delaware corporation (the “Company”), enclosed please find a copy of Amendment No. 3 (the “Amendment”) to the above-referenced Registration Statement (the “Registration Statement”), as filed with the Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendment No. 2 to the Registration Statement filed with the Commission on January 10, 2011.
     The changes reflected in the Amendment include those made in response to the comments (the “Comments”) of the Staff of the Commission (the “Staff”) set

Mark Webb
Securities and Exchange Commission
February 7, 2011

forth in the Staff’s letter of January 21, 2011 (the “Comment Letter”), as well as changes based upon subsequent conversations with the Staff.
     The Amendment also includes other changes that are intended to update, clarify and render more complete the information contained therein.
     Set forth below are the Company’s responses to the Comments. For the convenience of the Staff, the Company has restated in this letter each of the Comments in the Comment Letter and numbered each of the responses to correspond to the numbers of the Comments. Capitalized terms used but not defined herein have the meanings given to them in the Registration Statement. All references to page numbers and captions (other than those in the Staff’s Comments) correspond to the page numbers and captions in the preliminary prospectus included in the Amendment.
Amendment No. 2 to Registration Statement on Form S-1
General
1.	Please have at least a majority of the board of directors or persons performing similar functions sign your next amendment. Refer to Instruction 1 to Form S-1.
The Company respectfully advises the Staff that, at the time Amendment No. 2 to the Registration Statement was filed, the only actual members of the board of directors of the Company (the “Board of Directors”) were Robert M. Clements and W. Blake Wilson, both of whom signed Amendment No. 2. Subsequent to that filing, the Company appointed Charles E. Commander, III, Merrick R. Kleeman, Mitchell M. Leidner, W. Radford Lovett, II, Robert J. Mylod, Jr., Russell B. Newton, III, William Sanford, Richard P. Schifter, Alok Singh and Scott M. Stuart as members of the Board of Directors. Additionally, Joseph D. Hinkel and Gerald S. Armstrong have both been nominated to become members of the Board of Directors effective upon completion of the offering.
A majority of the current Board of Directors have signed the Amendment, in accordance with Instruction 1 to Form S-1.
2.	Please provide updated auditor consents in your next amendment.
In response to the Staff’s Comment, updated auditor consents have been filed with the Amendment as Exhibits 23.1, 23.2, 23.3, 23.4, 23.5 and 23.6.

Mark Webb
Securities and Exchange Commission
February 7, 2011

Risk Factors, page 13
3.	We refer to your risk factor disclosed on page 27 regarding the material weaknesses in internal controls over financial reporting identified as of December 31, 2009 and September 30, 2010. With respect to the material weakness identified as of September 30, 2010, please revise to more clearly disclose the nature of the significant deficiencies that resulted in the material weakness and more thoroughly describe your current plans or actions already undertaken, if any, for remediating the material weakness.
The disclosures on pages 27 to 29 have been revised in response to the Staff’s Comment.
Management, page 131
4.	The first sentence of page 131 references director nominees. Please revise to clarify which persons in the table, if any, are director nominees.
The Company has revised its disclosure on page 133 to add its director nominees.
Principal and Selling Stockholders, page 166
5.	Please disclose the natural person who is the beneficial owner of the New Mountain Partners III shares.
The Company has revised its disclosure on page 172 in response to the Staff’s Comment.
EverBank Financial Corp. and Subsidiaries — Consolidated Financial Statements for the Nine Months Ended September 30, 2010 and 2009
Notes to Consolidated Financial Statements
Note 5 — Acquisition Activities, page F-23
Acquisition of Tygris Commercial Financial Group, page F-23
6.	We note your responses to comments 8-10 of our letter dated December 9, 2010. We continue to evaluate the information contained in your response and may have further comments.

Mark Webb
Securities and Exchange Commission
February 7, 2011

The Company acknowledges that the Staff may have further comments based on its evaluation of the information the Company provided in response to Comments 8-10 of the Staff’s letter dated December 9, 2010. Additionally, attached hereto as Annex A and Annex B is supplemental material provided by the Company to the Staff on January 21, 2011 and January 26, 2011, respectively, in furtherance of conversations between the Company and the Staff.
Exhibits
7.	Your revised disclosure on page 178 indicates that you have entered into indemnification agreements with your directors and officers. We repeat our prior comment 43 in our letter dated November 4, 2010 requesting that you file the form of such agreements as an exhibit.
The Company has filed a form of indemnification agreement between the Company and its directors and officers as Exhibit 10.28 to the Amendment.
8.	It appears that certain schedules and/or exhibits have not been included in a number of exhibits filed with the registration statement. For example, see (i) the Tygris acquisition agreement, filed as exhibit 2.2, (ii) the Purchase and Assumption Agreements filed as exhibits 2.4, 2.5 and 2.6, and (iii) the Amended and Restated Declaration of Trust filed as exhibit 4.5. Please refile any incomplete exhibits in their entirety.
The Company respectfully advises the Staff that certain schedules and/or exhibits to Exhibits 2.2, 2.4, 2.5 and 2.6 have been omitted in accordance with Item 601(b)(2) of Regulation S-K. The Company believes that the omitted schedules and/or exhibits do not contain information that is material to an investment decision. The Company has refiled these exhibits to describe briefly which schedules and/or exhibits have been omitted and to provide notice that, in accordance with Item 601(b)(2) of Regulation S-K, the Company will furnish supplementally a copy of any of these omitted schedules and/or exhibits to the Commission upon request.
In addition, the Company has refiled Exhibits 4.5, 4.24 and 4.26 to include previously omitted exhibits thereto.
* * * * *

Mark Webb
Securities and Exchange Commission
February 7, 2011

     Please contact the undersigned at (212) 735-4112 or Joshua B. Goldstein at (212) 735-2153 should you require further information or have any questions.
Very truly yours,
/s/ Richard B. Aftanas

cc:	David Lin Angela Connell Sharon Blume Securities and Exchange Commission

Thomas A. Hajda EverBank Financial Corp 501 Riverside Ave. Jacksonville, FL 32202

Lesley Peng Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017

Annex A
1.	A schedule that shows the TCFG loan and lease portfolio as of the acquisition date, broken down by accounting methodology (ASC 310-30 vs. ASC 310-20).

	ASC 310-30	ASC 310-20	Total
Acquisition Date Basis	$38.8mm	$499.3mm	$538.1mm
2.	A table similar to the one disclosed on page F-34 that shows the contractual payments due, expected cash flows and fair value at acquisition of both the ASC 310-30 and ASC 310-20 TCFG portfolios (so that we can clearly see the accretable vs. non-accretable yield)
See the table below for the contractual payments due, expected credit losses, expected cash flows and fair value for leases accounted for under ASC 310-30 or by analogy as of the acquisition date.

ASC 310-30
Contractual payments due	$122.6mm
Less: Expected credit losses (discounted)	$60.0mm
Less: Remaining non-accretable difference	$17.7mm
Expected cash flows at acquisition	$44.9mm
Less: Accretable yield	$6.1mm
Fair Value	$38.8mm
Because the ASC 310-20 portfolio is not accounted for under ASC 310-30 or by analogy, there is no concept of a non-accretable difference and accretion up to expected cash flows. The fair value of this portfolio was $499.3mm as of the acquisition date. See the table below for the contractual net investment, expected credit losses and fair value for leases accounted for under ASC 310-20 as of the acquisition date.

ASC 310-20
Contractual net investment	$695.4mm
Less: Expected credit losses (discounted)	$58.6mm
Less: Other purchase discounts	$137.5mm
Fair Value	$499.3mm
A number of factors impacted the determination of fair value, including expected credit losses, prepayments, servicing costs and residual realization, along with the interest rate and liquidity profile of the portfolio. These factors are described in more detail in section 5.6.3.1 of the Valuation Report. Total expected credit losses at the acquisition date of $118.6mm are composed of $60.0mm of credit losses within the ASC 310-30 portfolio and $58.6mm of credit losses within the ASC 310-20 portfolio.

3.	The calculation of the TCFG indemnification asset (and particularly the projected portfolio credit losses) at both acquisition and 9/30/10.
Pursuant to the terms of the acquisition agreement, an escrow account was established by TCFG shareholders, comprised of the Company’s common shares and cash. The escrow was established to compensate the Company for higher than projected net losses on the acquired loans and leases for a period of five years from the acquisition date. The Company will be reimbursed from escrow if the aggregate annual amount of losses exceeds 2% of the average purchased portfolio in each year and $44.5mm (the closing TCFG allowance for loan and lease losses) in the first year. If annual losses do not exceed these thresholds, the difference constitutes a rollover gain which offsets losses in subsequent periods. Losses are initially reimbursed through the release of shares to the Company at a determined share price. The indemnification asset is recorded as the fair value of the shares expected to be released to the Company from escrow. A summary of the indemnification asset model as of the acquisition date, or 2/5/2010, and as of 9/30/2010 is presented below:

	2/5/1010	Twelve Months Ended
2/5/2010	1/31/2011	1/31/2012	1/31/2013	1/31/2014	1/31/2015	Total
Est. Portfolio Losses	$57.0mm	$36.7mm	$17.1mm	$6.4mm	$1.9mm	$118.6mm
Less: 2% of Avg. Assets	$13.6mm	$8.0mm	$3.5mm	$1.0mm	$0.1mm
Less: Existing ALLL	$44.5mm
Less: Rollover gains		$1.2mm
Resulting Amount(1)	($1.2mm)	$27.6mm	$13.6mm	$5.4mm	$1.3mm
Protected Losses		$27.6mm	$13.6mm	$5.4mm	$1.3mm	$47.8mm
/ Escrow share price(2)						$244.52
Shares received(2)						196k
x Fair value of shares(2)						$156.93
Fair value of Indem. Asset						$30.8mm

	2/5/2010-	Twelve Months Ended
9/30/2010	1/31/2011	1/31/2012	1/31/2013	1/31/2014	1/31/2015	Total
Est. Portfolio Losses	$27.6mm	$31.8mm	$16.7mm	$6.4mm	$1.9mm	$84.5mm
Less: 2% of Avg. Assets	$13.3mm	$8.0mm	$3.9mm	$1.3mm	$0.2mm
Less: Existing ALLL	$44.5mm
Less: Rollover Gains		$30.2mm	$6.4mm
Resulting Amount(1)	($30.2mm)	($6.4mm)	$6.5mm	$5.2mm	$1.7mm

	2/5/2010-	Twelve Months Ended
9/30/2010	1/31/2011	1/31/2012	1/31/2013	1/31/2014	1/31/2015	Total
Protected Losses			$6.5mm	$5.2mm	$1.7mm	$13.4mm
/ Escrow share price(2)						$244.52
Shares received(2)						55k
x Fair value of shares(2)						$194.97
Fair value of Indem. Asset						$10.7mm

(1)	If the resulting amount is positive, it constitutes Protected Losses; if negative, Rollover Gains.

(2)	Represents shares and share price prior to the 15:1 split.
4.	A more thorough explanation as to how you determined which TCFG loans and leases were within the scope of ASC 310-30. Please also reconcile this to the fact that a significant portion of the indemnification asset (and corresponding projected credit losses) appears to have been related to the non-ASC 310-30 loans.
In our analysis of the TCFG loans and lease portfolio, we determined evidence of credit deterioration since origination for a population of individual loans and leases. We adopted an accounting policy of recognizing discount accretion based on the expected cash flows for these pools of loans and leases, similar to the accounting method set forth under ASC 310-30. Evidence of credit deterioration was based on the following internal management criteria:
•	All assets classified as Non-Core (the portion of the TVF portfolio related to discontinued vendors or asset classes) having a Risk Grade of 7 or greater (defined by management as Special Mention, Substandard, Doubtful or Loss)
•	All assets classified as “Nonperforming” by TCFG at the time of the Marcap acquisition;
•	Any asset not aforementioned having an internal Risk Grade of 8 or greater (defined by management as Substandard, Doubtful or Loss);
•	Any asset not aforementioned that is currently 31+ days past due.
The cash flow forecast used to value the indemnification asset included probable credit losses on the portfolio of leases accounted for under ASC 310-20. While ASC 310-20 leases did not contain evidence of credit deterioration since origination through acquisition as defined above, the cash flow forecast projected credit losses within this portfolio due to the asset class, collateral type, industry profile and/or economic environment.
The leases accounted for under ASC 310-20 have continued to perform since the acquisition and have experienced significant balance runoff. As a result, much of the portfolio performance (both historical and prospective) driving the indemnification asset reduction has occurred in the portion of leases classified under ASC 310-20.
5.	As discussed on the call, more information on the accretable yield roll-forward on page F-35 and how any changes in expected future cash flows for the TCFG 310-30 portfolio are reflected in this table.

As required by ASC 310-30, expected cash flows for the TCFG credit-impaired portfolio were reassessed at the end of the third quarter of 2010. The aggregate result was an increase in the prospective accretable yield for the portfolio. This would generally be accompanied by a disclosure which would reclassify non-accretable difference to accretable yield which is recognized over the remaining life of the lease portfolio. However, the Company determined the impact to be immaterial and did not disclose the amount in its 9/30/2010 financial statements. Prospectively, the Company will incorporate the impact of the reassessment of cash flows related to its ASC 310-30 or by analogy leases in future financial statements in the period in which the reassessment occurs.

Annex B
     In 2009, Tygris entered into a Stock Purchase Agreement with the Company under which Tygris invested $65 million through two investments on October 21 ($30mm) and November 6 ($35mm).
     Tygris was a start-up commercial finance company funded by a consortium of large private equity funds. Tygris shareholders had $1.9 billion of binding equity capital commitments to the company and had funded over $763 million of those commitments, leaving Tygris shareholders with approximately $1.1 billion of unfunded commitments. By 2009, Tygris was incurring significant cash losses because it was a non-depository institution with expensive capital market funding, decreasing advance rates, a lack of operating scale, high overhead and a deteriorating company credit profile. In 2008 and 2009, the company experienced combined operating losses of $210.1 million. As a result, Tygris conducted an unsuccessful auction and faced bankruptcy, a distressed break-up of the company, wind-down, or other unattractive alternatives, all of which would have required significant capital infusions from Tygris’ shareholders.
     During this time, EverBank had conducted discussions with investment banking firms to raise capital, following the success of the private placement we had consummated in 2008. EverBank launched a capital raising process, including providing offering information and conducting investor meetings with private equity investors which resulted in indications of interest and valuation feedback from other third-party investors (other than Tygris) consistent with the investment banking firm valuations included in the Tygris valuation report provided supplementally. When EverBank learned about the opportunity to acquire Tygris, we were interested in the possibility of completing an acquisition transaction, but did not want to divert our focus from raising capital and funding the organic growth in our business. We were also concerned about the risk of completing a larger transaction with Tygris, considering the complexity of the transaction, diligence risk and OTS regulatory approval uncertainty.
     As a result of these unique considerations, EverBank had the opportunity to negotiate favorable terms on the $65 million investment compared to the indications we received from other market participants described above. We believe that from Tygris shareholders’ perspective, the investment represented a means to keep us interested in the possibility of pursuing the larger strategic transaction, which was more attractive to them considering the significant downside losses the Tygris shareholders were facing in a winddown or other distressed liquidation of the company. EverBank required that the investment by Tygris not have any dependence or contingencies based upon the closing of the Tygris merger, which contained due diligence and OTS regulatory approval risk.
     Based upon these unique facts and circumstances, we concluded that it would be improper to characterize the negotiated terms of the investment as a reliable estimate for the fair value of EFC’s stock. These facts were described in section 5.1.8.3 of the Tygris valuation report provided supplementally.

Tygris: Fair Value of Lease Portfolio
Fair Value Calculation of ASC 310-30

Fair Value of Expected Cash Receipts:				$38,794,237		Discount Rate:	13.20%

			A	B	C	D = A - B - C				E	F = D - E
					Additional Net
			Contractual		Cash Outflow /	Net Expected Cash	Discount	Discount	Discount	Impact of	Total Fair Value
	Year	Month	Payments Due	Credit Losses	(Inflow)	Receipts	Rate	Period	Factor	Discounting	of Leases
Total			$122,601,376	$59,984,556	$17,698,621	$44,918,198				$6,123,961	$38,794,237

CF-0	2010	1	$—	$—	$—	$—	0.00%	0	100.00%	$—	$—
CF-1	2010	2	$3,348,454	$2,609,845	$(982,782)	$1,721,391	13.20%	1	98.97%	$17,694	$1,703,697
CF-2	2010	3	$3,348,454	$2,609,845	$(987,490)	$1,726,099	13.20%	2	97.95%	$35,303	$1,690,796
CF-3	2010	4	$3,348,453	$2,609,845	$(991,769)	$1,730,378	13.20%	3	96.95%	$52,813	$1,677,565
CF-4	2010	5	$3,348,454	$2,609,845	$(995,587)	$1,734,196	13.20%	4	95.95%	$70,211	$1,663,985
CF-5	2010	6	$3,348,454	$2,609,845	$(998,911)	$1,737,519	13.20%	5	94.97%	$87,483	$1,650,037
CF-6	2010	7	$3,348,453	$2,609,845	$(1,001,699)	$1,740,307	13.20%	6	93.99%	$104,611	$1,635,696
CF-7	2010	8	$3,348,453	$2,609,845	$(1,003,908)	$1,742,516	13.20%	7	93.02%	$121,578	$1,620,938
CF-8	2010	9	$3,348,453	$2,609,845	$(1,005,487)	$1,744,095	13.20%	8	92.07%	$138,365	$1,605,730
CF-9	2010	10	$3,348,454	$2,239,913	$(607,572)	$1,716,114	13.20%	9	91.12%	$152,386	$1,563,728
CF-10	2010	11	$3,348,454	$2,239,913	$(583,845)	$1,692,386	13.20%	10	90.18%	$166,130	$1,526,256
CF-11	2010	12	$3,348,455	$2,157,755	$(461,326)	$1,652,026	13.20%	11	89.26%	$177,482	$1,474,544
CF-12	2011	1	$3,348,454	$2,157,755	$(534,692)	$1,725,391	13.20%	12	88.34%	$201,194	$1,524,197
CF-13	2011	2	$3,348,454	$1,957,384	$(290,037)	$1,681,107	13.20%	13	87.43%	$211,295	$1,469,812
CF-14	2011	3	$3,348,455	$1,957,384	$(243,031)	$1,634,102	13.20%	14	86.53%	$220,073	$1,414,029
CF-15	2011	4	$3,348,455	$1,957,384	$(193,038)	$1,584,109	13.20%	15	85.64%	$227,430	$1,356,679
CF-16	2011	5	$3,348,455	$1,957,384	$(139,700)	$1,530,771	13.20%	16	84.76%	$233,248	$1,297,523
CF-17	2011	6	$3,348,454	$1,587,451	$297,384	$1,463,620	13.20%	17	83.89%	$235,768	$1,227,851
CF-18	2011	7	$3,348,454	$1,587,451	$340,708	$1,420,294	13.20%	18	83.03%	$241,037	$1,179,257
CF-19	2011	8	$3,348,454	$1,587,451	$387,166	$1,373,837	13.20%	19	82.18%	$244,877	$1,128,959
CF-20	2011	9	$3,348,455	$1,587,451	$437,252	$1,323,751	13.20%	20	81.33%	$247,131	$1,076,620
CF-21	2011	10	$3,348,456	$1,505,293	$575,563	$1,267,599	13.20%	21	80.49%	$247,246	$1,020,354
CF-22	2011	11	$3,348,456	$1,505,293	$635,419	$1,207,743	13.20%	22	79.67%	$245,564	$962,180
CF-23	2011	12	$3,348,456	$1,505,293	$701,372	$1,141,790	13.20%	23	78.85%	$241,504	$900,286
CF-24	2012	1	$3,348,455	$1,505,293	$752,590	$1,090,572	13.20%	24	78.04%	$239,509	$851,062
CF-25	2012	2	$3,348,455	$962,582	$1,379,302	$1,006,571	13.20%	25	77.24%	$229,135	$777,435
CF-26	2012	3	$3,348,455	$962,582	$1,457,684	$928,189	13.20%	26	76.44%	$218,662	$709,527
CF-27	2012	4	$3,348,454	$962,582	$1,555,772	$830,100	13.20%	27	75.66%	$202,076	$628,023
CF-28	2012	5	$3,348,454	$962,582	$1,670,573	$715,299	13.20%	28	74.88%	$179,692	$535,607
CF-29	2012	6	$3,348,450	$962,582	$1,814,374	$571,494	13.20%	29	74.11%	$147,965	$423,529
CF-30	2012	7	$3,348,454	$852,214	$2,007,088	$489,153	13.20%	30	73.35%	$130,373	$358,780
CF-31	2012	8	$2,555,466	$770,056	$265,486	$1,519,924	13.20%	31	72.59%	$416,561	$1,103,363
CF-32	2012	9	$2,555,465	$770,056	$1,565,918	$219,491	13.20%	32	71.85%	$61,793	$157,698
CF-33	2012	10	$2,555,469	$482,900	$1,929,099	$143,470	13.20%	33	71.11%	$41,450	$102,020
CF-34	2012	11	$1,330,916	$482,900	$110,136	$737,880	13.20%	34	70.38%	$218,577	$519,303
CF-35	2012	12	$1,330,916	$482,900	$688,548	$159,468	13.20%	35	69.65%	$48,392	$111,076
CF-36	2013	1	$1,330,916	$482,900	$732,424	$115,592	13.20%	36	68.94%	$35,905	$79,687
CF-37	2013	2	$1,330,916	$322,603	$939,670	$68,643	13.20%	37	68.23%	$21,808	$46,835
CF-38	2013	3	$1,330,916	$322,603	$995,556	$12,757	13.20%	38	67.53%	$4,142	$8,614
CF-39	2013	4	$1,330,916	$322,603	$1,065,093	$(56,780)	13.20%	39	66.83%	$(18,831)	$(37,948)
CF-40	2013	5	$1,330,916	$5,302	$1,385,052	$(59,439)	13.20%	40	66.15%	$(20,122)	$(39,317)
CF-41	2013	6	$860,823	$(2)	$717,871	$142,954	13.20%	41	65.47%	$49,366	$93,588
CF-42	2013	7	$860,823	$—	$869,104	$(8,281)	13.20%	42	64.79%	$(2,915)	$(5,366)
CF-43	2013	8	$860,823	$—	$860,823	$—	13.20%	43	64.13%	$—	$—
CF-44	2013	9	$860,823	$—	$860,823	$—	13.20%	44	63.47%	$—	$—
CF-45	2013	10	$860,823	$—	$860,823	$—	13.20%	45	62.82%	$—	$—
CF-46	2013	11	$860,823	$—	$860,823	$—	13.20%	46	62.17%	$—	$—
CF-47	2013	12	$—	$—	$—	$—	13.20%	47	61.53%	$—	$—
CF-48	2014	1	$—	$—	$—	$—	13.20%	48	60.90%	$—	$—
CF-49	2014	2	$—	$—	$—	$—	13.20%	49	60.27%	$—	$—
CF-50	2014	3	$—	$—	$—	$—	13.20%	50	59.65%	$—	$—
CF-51	2014	4	$—	$—	$—	$—	13.20%	51	59.04%	$—	$—
CF-52	2014	5	$—	$—	$—	$—	13.20%	52	58.43%	$—	$—
CF-53	2014	6	$—	$—	$—	$—	13.20%	53	57.83%	$—	$—
CF-54	2014	7	$—	$—	$—	$—	13.20%	54	57.24%	$—	$—
CF-55	2014	8	$—	$—	$—	$—	13.20%	55	56.65%	$—	$—
CF-56	2014	9	$—	$—	$—	$—	13.20%	56	56.07%	$—	$—
CF-57	2014	10	$—	$—	$—	$—	13.20%	57	55.49%	$—	$—
CF-58	2014	11	$—	$—	$—	$—	13.20%	58	54.92%	$—	$—
CF-59	2014	12	$—	$—	$—	$—	13.20%	59	54.36%	$—	$—
CF-60	2015	1	$—	$—	$—	$—	13.20%	60	53.80%	$—	$—
CF-61	2015	2	$—	$—	$—	$—	13.20%	61	53.25%	$—	$—
CF-62	2015	3	$—	$—	$—	$—	13.20%	62	52.70%	$—	$—
CF-63	2015	4	$—	$—	$—	$—	13.20%	63	52.16%	$—	$—
CF-64	2015	5	$—	$—	$—	$—	13.20%	64	51.62%	$—	$—
CF-65	2015	6	$—	$—	$—	$—	13.20%	65	51.09%	$—	$—
CF-66	2015	7	$—	$—	$—	$—	13.20%	66	50.56%	$—	$—
CF-67	2015	8	$—	$—	$—	$—	13.20%	67	50.04%	$—	$—
CF-68	2015	9	$—	$—	$—	$—	13.20%	68	49.53%	$—	$—
CF-69	2015	10	$—	$—	$—	$—	13.20%	69	49.02%	$—	$—
CF-70	2015	11	$—	$—	$—	$—	13.20%	70	48.52%	$—	$—

Tygris: Fair Value of Lease Portfolio
Fair Value Calculation of ASC 310-20

Fair Value of Expected Cash Receipts:					$499,257,198				Discount Rate:	13.20%

			A	B	C	D = A - B + C	E	F	G = D -E - F				H	I = G - H	J = A - I	E	K = J - E
								Additional Net							Excess of NI - FV
			Contractual Net	Contractual	Unearned	Contractual		Cash Outflow /	Net Expected Cash		Discount	Discount	Impact of	Total Fair Value of	(Total Purchase		Other Purchase
	Year	Month	Investment	Residual	Income	Payments Due	Credit Losses	(Inflow)	Receipts	Discount Rate	Period	Factor	Discounting	Leases	Discount)	Credit Losses	Discounts
Total			$695,383,164	$51,108,610	$114,002,062	$758,276,616	$58,607,163	$96,469,490	$603,199,962				$103,942,764	$499,257,198	$196,125,967	$58,607,163	$137,518,803
CF-0	2010	1	$(3,630,000)	$—	$—	$(3,630,000)	$—	$—	$(3,630,000)	0.00%	0	100.00%	$—	$(3,630,000)
CF-1	2010	2	$18,565,213	$3	$5,456,329	$24,021,539	$3,118,598	$1,404,215	$19,498,726	13.20%	1	98.97%	$200,427	$19,298,299
CF-2	2010	3	$18,499,638	$39,583	$5,313,061	$23,773,116	$3,215,524	$1,208,516	$19,349,076	13.20%	2	97.95%	$395,733	$18,953,343
CF-3	2010	4	$18,579,795	$59,876	$5,170,625	$23,690,545	$3,119,121	$1,297,457	$19,273,967	13.20%	3	96.95%	$588,261	$18,685,706
CF-4	2010	5	$18,662,307	$—	$5,028,237	$23,690,544	$2,067,917	$2,484,987	$19,137,641	13.20%	4	95.95%	$774,812	$18,362,829
CF-5	2010	6	$17,937,383	$—	$4,884,723	$22,822,106	$2,343,170	$2,177,913	$18,301,022	13.20%	5	94.97%	$921,440	$17,379,583
CF-6	2010	7	$18,003,750	$—	$4,743,842	$22,747,592	$1,476,060	$3,105,589	$18,165,943	13.20%	6	93.99%	$1,091,964	$17,073,979
CF-7	2010	8	$18,145,263	$—	$4,602,330	$22,747,593	$1,911,164	$2,824,194	$18,012,235	13.20%	7	93.02%	$1,256,743	$16,755,492
CF-8	2010	9	$18,287,907	$—	$4,459,685	$22,747,592	$1,498,160	$3,371,980	$17,877,452	13.20%	8	92.07%	$1,418,279	$16,459,173
CF-9	2010	10	$18,954,998	$776,975	$4,309,923	$22,487,947	$3,207,008	$1,058,344	$18,222,595	13.20%	9	91.12%	$1,618,110	$16,604,485
CF-10	2010	11	$20,921,458	$3,160,812	$4,139,892	$21,900,537	$2,483,255	$(289,396)	$19,706,678	13.20%	10	90.18%	$1,934,470	$17,772,208
CF-11	2010	12	$17,900,067	$—	$4,000,469	$21,900,536	$1,318,955	$3,742,513	$16,839,067	13.20%	11	89.26%	$1,809,073	$15,029,994
CF-12	2011	1	$18,570,422	$622,969	$3,854,827	$21,802,280	$1,552,319	$2,508,398	$17,741,563	13.20%	12	88.34%	$2,068,804	$15,672,759
CF-13	2011	2	$17,677,443	$3,717	$3,713,903	$21,387,629	$1,435,496	$3,021,332	$16,930,801	13.20%	13	87.43%	$2,128,001	$14,802,800
CF-14	2011	3	$17,812,220	$—	$3,575,412	$21,387,632	$993,739	$3,543,431	$16,850,462	13.20%	14	86.53%	$2,269,339	$14,581,124
CF-15	2011	4	$18,049,407	$119,678	$3,434,804	$21,364,533	$1,414,657	$3,112,534	$16,837,342	13.20%	15	85.64%	$2,417,334	$14,420,008
CF-16	2011	5	$18,217,812	$166,644	$3,292,951	$21,344,119	$1,438,882	$3,085,669	$16,819,568	13.20%	16	84.76%	$2,562,849	$14,256,719
CF-17	2011	6	$18,094,160	$921	$3,151,462	$21,244,701	$1,844,660	$2,942,667	$16,457,374	13.20%	17	83.89%	$2,651,049	$13,806,325
CF-18	2011	7	$20,288,800	$2,519,579	$2,988,756	$20,757,978	$1,400,062	$1,270,336	$18,087,581	13.20%	18	83.03%	$3,069,624	$15,017,956
CF-19	2011	8	$17,745,589	$462,745	$2,846,321	$20,129,165	$1,117,520	$3,413,599	$15,598,045	13.20%	19	82.18%	$2,780,250	$12,817,795
CF-20	2011	9	$19,941,852	$3,112,579	$2,683,432	$19,512,705	$1,585,443	$854,690	$17,072,572	13.20%	20	81.33%	$3,187,283	$13,885,288
CF-21	2011	10	$17,693,462	$1,429,576	$2,539,414	$18,803,300	$2,594,648	$935,703	$15,272,949	13.20%	21	80.49%	$2,978,993	$12,293,956
CF-22	2011	11	$15,028,208	$101,953	$2,410,198	$17,336,453	$698,038	$3,528,790	$13,109,625	13.20%	22	79.67%	$2,665,506	$10,444,119
CF-23	2011	12	$15,118,394	$276,831	$2,290,869	$17,132,432	$772,176	$3,379,984	$12,980,272	13.20%	23	78.85%	$2,745,501	$10,234,771
CF-24	2012	1	$14,480,095	$20,005	$2,174,338	$16,634,428	$1,158,334	$2,974,715	$12,501,379	13.20%	24	78.04%	$2,745,530	$9,755,849
CF-25	2012	2	$20,952,608	$7,607,273	$2,003,955	$15,349,290	$744,834	$(3,078,649)	$17,683,105	13.20%	25	77.24%	$4,025,377	$13,657,728
CF-26	2012	3	$13,347,331	$—	$1,899,309	$15,246,640	$407,606	$3,536,658	$11,302,376	13.20%	26	76.44%	$2,662,600	$8,639,776
CF-27	2012	4	$13,824,186	$459,512	$1,790,571	$15,155,245	$850,363	$2,770,533	$11,534,348	13.20%	27	75.66%	$2,807,878	$8,726,470
CF-28	2012	5	$13,469,608	$—	$1,685,646	$15,155,255	$1,326,147	$2,763,016	$11,066,091	13.20%	28	74.88%	$2,779,945	$8,286,146
CF-29	2012	6	$18,151,928	$5,550,278	$1,529,104	$14,130,754	$1,010,030	$(1,168,933)	$14,289,657	13.20%	29	74.11%	$3,699,731	$10,589,927
CF-30	2012	7	$13,477,853	$1,055,419	$1,422,220	$13,844,655	$145,309	$2,578,919	$11,120,427	13.20%	30	73.35%	$2,963,898	$8,156,529
CF-31	2012	8	$8,444,934	$(1,547,889)	$1,340,752	$11,333,576	$160,286	$3,371,852	$7,801,438	13.20%	31	72.59%	$2,138,114	$5,663,324
CF-32	2012	9	$10,070,192	$—	$1,263,383	$11,333,575	$1,213,323	$1,427,580	$8,692,671	13.20%	32	71.85%	$2,447,235	$6,245,436
CF-33	2012	10	$10,148,165	$—	$1,185,404	$11,333,569	$570,406	$2,149,392	$8,613,770	13.20%	33	71.11%	$2,488,636	$6,125,134
CF-34	2012	11	$7,784,456	$(3,358,492)	$1,135,184	$12,278,132	$285,451	$4,254,655	$7,738,025	13.20%	34	70.38%	$2,292,180	$5,445,845
CF-35	2012	12	$11,100,985	$178,784	$1,046,901	$11,969,102	$740,469	$3,096,655	$8,131,978	13.20%	35	69.65%	$2,467,706	$5,664,272
CF-36	2013	1	$20,746,111	$11,914,519	$868,500	$9,700,092	$506,794	$(6,609,808)	$15,803,106	13.20%	36	68.94%	$4,908,710	$10,894,396
CF-37	2013	2	$12,995,559	$5,114,504	$754,661	$8,635,715	$340,450	$(817,068)	$9,112,333	13.20%	37	68.23%	$2,895,015	$6,217,318
CF-38	2013	3	$7,941,855	$—	$693,854	$8,635,709	$308,876	$2,656,622	$5,670,211	13.20%	38	67.53%	$1,841,210	$3,829,002
CF-39	2013	4	$6,970,750	$21,545	$632,391	$7,581,596	$323,635	$2,049,092	$5,208,870	13.20%	39	66.83%	$1,727,561	$3,481,309
CF-40	2013	5	$7,028,523	$32,610	$578,909	$7,574,822	$1,055,047	$1,459,672	$5,060,103	13.20%	40	66.15%	$1,712,983	$3,347,120
CF-41	2013	6	$7,147,652	$(369,235)	$528,022	$8,044,909	$659,623	$2,718,257	$4,667,029	13.20%	41	65.47%	$1,611,649	$3,055,380
CF-42	2013	7	$8,037,752	$1,431,471	$458,745	$7,065,026	$575,859	$1,455,391	$5,033,776	13.20%	42	64.79%	$1,772,171	$3,261,605
CF-43	2013	8	$6,252,837	$81,772	$408,285	$6,579,350	$390,444	$2,466,188	$3,722,718	13.20%	43	64.13%	$1,335,399	$2,387,319
CF-44	2013	9	$4,792,510	$62,419	$360,673	$5,090,765	$565,108	$1,596,785	$2,928,872	13.20%	44	63.47%	$1,069,940	$1,858,932
CF-45	2013	10	$4,935,599	$209,243	$322,629	$5,048,985	$242,077	$1,830,955	$2,975,953	13.20%	45	62.82%	$1,106,554	$1,869,399
CF-46	2013	11	$12,411,660	$9,399,143	$198,906	$3,211,423	$421,881	$(6,008,205)	$8,797,748	13.20%	46	62.17%	$3,328,089	$5,469,658
CF-47	2013	12	$3,792,101	$(101,013)	$179,132	$4,072,246	$285,576	$2,347,745	$1,438,925	13.20%	47	61.53%	$553,525	$885,400
CF-48	2014	1	$3,103,604	$13	$151,095	$3,254,686	$280,030	$1,081,023	$1,893,632	13.20%	48	60.90%	$740,418	$1,153,214
CF-49	2014	2	$3,125,714	$—	$128,972	$3,254,686	$281,826	$1,143,123	$1,829,737	13.20%	49	60.27%	$726,889	$1,102,848
CF-50	2014	3	$3,147,999	$—	$106,688	$3,254,687	$287,385	$1,222,635	$1,744,667	13.20%	50	59.65%	$703,903	$1,040,764
CF-51	2014	4	$3,170,446	$—	$84,242	$3,254,688	$267,273	$1,347,227	$1,640,188	13.20%	51	59.04%	$671,807	$968,381
CF-52	2014	5	$3,071,577	$396,216	$57,957	$2,733,318	$113,746	$1,071,556	$1,548,015	13.20%	52	58.43%	$643,448	$904,567
CF-53	2014	6	$1,486,994	$45,952	$39,162	$1,480,204	$115,666	$821,041	$543,497	13.20%	53	57.83%	$229,175	$314,323
CF-54	2014	7	$1,450,048	$—	$30,156	$1,480,204	$115,919	$853,904	$510,380	13.20%	54	57.24%	$218,244	$292,136
CF-55	2014	8	$1,459,113	$—	$21,093	$1,480,206	$72,944	$917,927	$489,335	13.20%	55	56.65%	$212,124	$277,211
CF-56	2014	9	$595,894	$35,053	$11,735	$572,576	$73,189	$636,043	$(136,656)	13.20%	56	56.07%	$(60,036)	$(76,621)
CF-57	2014	10	$563,997	$—	$8,578	$572,576	$49,873	$691,426	$(168,723)	13.20%	57	55.49%	$(75,095)	$(93,627)
CF-58	2014	11	$373,132	$—	$5,403	$378,535	$49,891	$606,245	$(277,601)	13.20%	58	54.92%	$(125,138)	$(152,463)
CF-59	2014	12	$375,525	$—	$3,009	$378,535	$1,852	$655,331	$(278,648)	13.20%	59	54.36%	$(127,184)	$(151,465)
CF-60	2015	1	$33,475	$—	$601	$34,075	$1,707	$330,520	$(298,151)	13.20%	60	53.80%	$(137,751)	$(160,400)
CF-61	2015	2	$45,182	$14,201	$272	$31,253	$335	$320,229	$(289,312)	13.20%	61	53.25%	$(135,267)	$(154,045)
CF-62	2015	3	$2,540	$361	$60	$2,239	$339	$321,438	$(319,538)	13.20%	62	52.70%	$(151,148)	$(168,390)
CF-63	2015	4	$2,193	$—	$46	$2,239	$342	$321,317	$(319,420)	13.20%	63	52.16%	$(152,822)	$(166,597)
CF-64	2015	5	$2,207	$—	$32	$2,239	$345	$321,490	$(319,596)	13.20%	64	51.62%	$(154,620)	$(164,976)
CF-65	2015	6	$2,222	$—	$18	$2,239	$—	$1,838	$401	13.20%	65	51.09%	$196	$205
CF-66	2015	7	$505	$505	$—	$—	$—	$(291)	$291	13.20%	66	50.56%	$144	$147
CF-67	2015	8	$—	$—	$—	$—	$—	$—	$—	13.20%	67	50.04%	$—	$—
CF-68	2015	9	$—	$—	$—	$—	$—	$—	$—	13.20%	68	49.53%	$—	$—
CF-69	2015	10	$—	$—	$—	$—	$—	$—	$—	13.20%	69	49.02%	$—	$—
CF-70	2015	11	$—	$—	$—	$—	$—	$—	$—	13.20%	70	48.52%	$—	$—